SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 29, 2023	Sep. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Jul. 20, 2022	Jul. 14, 2022	Oct. 04, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents			$ 0		$ 0	$ 0	$ 0
Minimum net tangible assets upon consummation of business combination			5,000,001
Deferred tax asset			1,589,736		1,316,585	272,783	272,783
Unrecognized tax benefits			0		0	0	0
Unrecognized tax benefits accrued for interest and penalties			0		0	0	0
Offering costs						$ 548,505
Underwriting commissions								$ 2,465,312	$ 4,578,438
Adjustment to stockholders' deficit					6,717,612
Gain from recognition of deferred underwriting fee payable		$ 326,138		$ 326,138	326,138
Offering costs charged to temporary equity			10,897,232		10,897,232		$ (11,247,232)
Other offering costs			13,158,021		13,158,021
Additional deferred underwriting fees					350,000
Income taxes payable			647,396		591,919
Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			25,559,771		25,559,771
Underwriting commissions			7,043,750		7,043,750					$ 7,043,750
Other offering costs			1,154,518		1,154,518					$ 894,595
Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Offering costs			$ 25,000		$ 25,000
Class A common stock | Founder Shares | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued upon conversion of Founder Shares	3,412,816
Class A common stock subject to redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, shares subject to possible redemption			20,125,000		20,125,000	20,125,000	20,125,000
Offering costs charged to temporary equity							$ (11,247,232)
Class A common stock subject to redemption | Initial Public Offering
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, shares subject to possible redemption			20,125,000		20,125,000
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Ordinary shares, shares subject to possible redemption			2,112,027		20,125,000	20,125,000	20,125,000
Class B common stock | Founder Shares | Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares issued upon conversion of Founder Shares	3,412,816